SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates

Use of Estimates

The preparation of combined financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the combined financial statements and accompanying notes. The areas where significant estimates are used in the accompanying financial statements include the valuation of and related impairment recognition of long-lived assets, including intangibles and goodwill and settlements related to revenue and the revenue accrual. Actual results could differ from those estimates.

Use of Estimates

The preparation of combined financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the combined financial statements and accompanying notes. The areas where significant estimates are used in the accompanying financial statements include the valuation of and related impairment recognition of long-lived assets, including intangibles and goodwill and settlements related to revenue and the revenue accrual. Actual results could differ from those estimates.

Concentration of Credit Risk and Significant Customers

Concentration of Credit Risk and Significant Customers

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash, cash equivalents and accounts receivable. The Company’s cash balances with individual banking institutions might be in excess of federally insured limits from time to time. The Company believes it is not exposed to any significant concentrations of credit risk from these financial instruments. The Company has not experienced any losses on its deposits of cash and cash equivalents.

HealthSun Health Plans (“HealthSun”) represented approximately 99% and 100% of the Company’s accounts receivable balance as of March 31, 2021 and December 31, 2020, respectively. HealthSun represented 83% and 95% of the Company’s revenues for the three months ended March  31, 2021 and 2020, respectively.

Concentration of Credit Risk and Significant Customers

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash, cash equivalents and accounts receivable. The Company’s cash balances with individual banking institutions might be in excess of federally insured limits from time to time. The Company believes it is not exposed to any significant concentrations of credit risk from these financial instruments. The Company has not experienced any losses on its deposits of cash and cash equivalents. The Company’s concentration of credit risk in accounts receivable is limited by the diversity, geography and number of patients and payers.

HealthSun Health Plans (“HealthSun”) represented approximately 100% and 98% of the Company’s accounts receivable balance as of December 31, 2020 and 2019, respectively. HealthSun represented 90% and 99% of the Company’s revenues for the years ended December 31, 2020 and 2019, respectively.

Revenue Recognition

Revenue Recognition

Since capitated revenue is received regardless of whether services are performed, the performance obligation is the completion of enrollment of the patient and providing access to care. Fee-for-service revenue generally relates to contracts with patients in which our performance obligation is to provide healthcare services to the patients. Revenues are recorded during the period our obligations to provide healthcare services are satisfied.

Capitated revenue consists primarily of capitated fees for medical services provided by us under capitated arrangements directly made with various Medicare Advantage managed care payors. The Company receives a fixed fee per patient under what is typically known as a “risk contract.” Risk contracting, or full risk capitation, refers to a model in which the Company receives from the third-party payor a fixed payment of At-risk premium less an administrative charge for reporting on enrollees on a per patient basis (“PPPM” payment) for a defined patient population, and the Company is then responsible for providing healthcare services required by that patient population. Neither the Company nor any of its affiliates is a registered insurance company because state law in the states in which it operates does not require such registration for risk-bearing providers.

The Company’s payor contracts generally have a term of one year or longer, but the contracts between the enrolled members (our customers) and the payor are one calendar year or less. In general, the Company considers all contracts with customers (enrolled members) as a single performance obligation to stand ready to provide managed healthcare services. The Company identified that contracts with customers for capitation arrangements have similar performance obligations and therefore groups them into one portfolio. This performance obligation is satisfied as the Company stands ready to fulfill its obligation to enrolled members.

Settlements with third-party payors for retroactive adjustments due to capitation risk adjustment, or claim audits, reviews or investigations are considered variable consideration and are included in the determination of the estimated transaction price for providing patient care. These settlements are estimated based on the terms of the payment agreement with the payor, correspondence from the payor and the Company’s historical settlement activity, including an assessment to ensure that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the retroactive adjustment is subsequently resolved. Estimated settlements are adjusted in future periods as adjustments become known (that is, new information becomes available), or as years are settled or are no longer subject to such audits, reviews, and investigations.

The Company has determined that the nature, amount, timing, and uncertainty of revenue and cash flows are affected by the following factors:

•	Geography of the service location
•	Demographics of members
•	Health needs of members
•	Method of reimbursement (capitation or fee for service)
•	Enrollment changes
•	Rate changes
•	For fee for service activities, the payors (for example, Medicare, Medicaid, commercial insurance, patient) which have different reimbursement/payment methodologies.

The Company has elected the practical expedient allowed under Financial Accounting Standards Board (FASB) ASC 606‑10‑32‑18 and does not adjust the promised amount of consideration from patients and third-party payors for the effects of a significant financing component due to the Company’s expectation that the period between the time the service is provided to a patient and the time that the patient or a third-party payor pays for that service will be one year or less.

The Company has applied the practical expedient provided by FASB ASC 340‑40‑25‑4 and all incremental customer contract acquisition costs are expensed as they are incurred as the amortization period of the asset that the Company otherwise would have recognized is one year or less in duration.

For the three months ended March 31, 2021 and 2020, substantially all of the revenue recognized by the Company was from goods and services, namely, providing access to physicians and wellness centers.

The Company had agreements in place with the payors listed below. Payor sources of capitated revenue for each period presented were as follows:

	Three months ended	Three months ended
	March 31, 2021	March 31, 2020
HealthSun	83%	95%
Simply Healthcare	7%	5%
Humana	6%	0%
CarePlus	3%	0%
Medica	1%	0%
	100%	100%

Other Patient Service Revenue

Other patient service revenue is comprised of ancillary fees earned under contracts with certain managed care organizations for the provision of certain care coordination services and care management services and is also comprised of fee-for-service revenue. This is recognized at the time of service for patients who are not covered under capitated arrangements.

Revenue Recognition

Since capitated revenue is received regardless of whether services are performed, the performance obligation is the completion of enrollment of the patient and providing access to care. Fee-for-service revenue generally relates to contracts with patients in which our performance obligation is to provide healthcare services to the patients. Revenues are recorded during the period our obligations to provide healthcare services are satisfied.

Capitated revenue consists primarily of capitated fees for medical services provided by us under capitated arrangements directly made with various Medicare Advantage managed care payors. The Company receives a fixed fee per patient under what is typically known as a “risk contract.” Risk contracting, or full risk capitation, refers to a model in which the Company receives from the third-party payor a fixed payment per patient per month (“PPPM” payment) for a defined patient population, and the Company is then responsible for providing healthcare services required by that patient population. The Company is responsible for incurring or paying for the cost of healthcare services required by that patient population. Fees are recorded gross in revenues because the Company is acting as a principal in arranging for, providing and controlling the managed healthcare services provided to the managed care payors’ eligible enrolled members. Neither the Company nor any of its affiliates is a registered insurance company because state law in the states in which it operates does not require such registration for risk-bearing providers.

The Company’s payor contracts generally have a term of one year or longer, but the contracts between the enrolled members (our customers) and the payor are one calendar year or less. In general, the Company considers all contracts with customers (enrolled members) as a single performance obligation to stand ready to provide managed healthcare services. The Company identified that contracts with customers for capitation arrangements have similar performance obligations and therefore groups them into one portfolio. This performance obligation is satisfied as the Company stands ready to fulfill its obligation to enrolled members.

Settlements with third-party payors for retroactive adjustments due to capitation risk adjustment, or claim audits, reviews or investigations are considered variable consideration and are included in the determination of the estimated transaction price for providing patient care. These settlements are estimated based on the terms of the payment agreement with the payor, correspondence from the payor and the Company’s historical settlement activity, including an assessment to ensure that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the retroactive adjustment is subsequently resolved. Estimated settlements are adjusted in future periods as adjustments become known (that is, new information becomes available), or as years are settled or are no longer subject to such audits, reviews, and investigations.

The Company has determined that the nature, amount, timing, and uncertainty of revenue and cash flows are affected by the following factors:

•	Geography of the service location
•	Demographics of members
•	Health needs of members
•	Method of reimbursement (capitation or fee for service)
•	Enrollment changes
•	Rate changes
•	For fee for service activities, the payors (for example, Medicare, Medicaid, commercial insurance, patient) which have different reimbursement/payment methodologies.

The Company has elected the practical expedient allowed under Financial Accounting Standards Board (FASB) ASC 606‑10‑32‑18 and does not adjust the promised amount of consideration from patients and third-party payors for the effects of a significant financing component due to the Company’s expectation that the period between the time the service is provided to a patient and the time that the patient or a third-party payor pays for that service will be one year or less.

The Company has applied the practical expedient provided by FASB ASC 340‑40‑25‑4 and all incremental customer contract acquisition costs are expensed as they are incurred as the amortization period of the asset that the Company otherwise would have recognized is one year or less in duration.

For the years ended December 31, 2020 and 2019 substantially all of the revenue recognized by the Company was from goods and services, namely, providing access to physicians and wellness centers.

The Company had agreements in place with the payors listed below. Payor sources of capitated revenue for each period presented were as follows:

	Year ended	Year ended
	December 31, 2020	December 31, 2019
HealthSun	90%	99%
Simply Healthcare	6%	1%
Humana	2%	—
Preferred Care	1%	—
CarePlus	1%	—
	100%	100%

Other Patient Service Revenue

Other patient service revenue is comprised of ancillary fees earned under contracts with certain managed care organizations for the provision of certain care coordination services and care management services and is also comprised of fee-for-service revenue. This is recognized at the time of service for patients who are not covered under capitated arrangements.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly-liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The carrying value of these assets approximates fair value. At times, amounts on deposit may be in excess of the Federal Deposit Insurance Corporation (FDIC) limit.

Accounts Receivable

Accounts Receivable

Accounts Receivable consists of estimated risk adjustment settlements due from payors as described above, estimated settlements under the Medicare Part D program, and capitated funds withheld by payors subject to final settlement, less estimated claims outstanding. See Note 3 for additional detail on payor contracts.

Inventories		Inventories Inventories are measured at the lower of cost (first in, first out method) or net realizable value.
Deferred Financing Costs

Deferred Financing Costs

The Company has adopted the accounting guidance in FASB Accounting Standards Update (ASU) No. 2015‑03, Interest-Imputation of Interest (Subtopic 835‑30): Simplifying the Presentation of Debt Issuance Costs. ASU 2015‑03 requires an entity to present debt issuance costs as a direct deduction from the face amount of the related borrowings, amortize debt issuance costs using the effective interest method over the term of the related debt, and record amortization expense as a component of interest expense.

On December 10, 2020, the Company amended the existing loan and security agreement with a third party and increased its borrowing by $8.5 million (see Note 7). Deferred financing costs associated with this increased debt amount were approximately $382,000. The amendment resulted in a loss on extinguishment of debt which included lender fees.

Related amortization expense for the years ended December 31, 2020 and 2019 was $245,356 and $69,140, respectively. The amortization expense is calculated on a straight-line basis, which approximates the effective interest method.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill, which represents the excess of cost over the fair value of net assets acquired, amounted to $10,067,730 at March 31, 2021 and December 31, 2020. Pursuant to ASC 350, “Intangibles — Goodwill and Other,” we review goodwill annually in the 4th quarter or whenever significant events or changes indicate the possibility of impairment. For purposes of the annual goodwill impairment assessment, the Company has identified a single reporting unit. The most recently completed impairment test of  goodwill was performed in the fourth quarter of  2020, and it was determined that no impairment existed.

There were no changes to the carrying amount of goodwill from December 31, 2020 to March 31, 2021.

Identifiable intangible assets with a finite useful life are amortized over their useful lives. The Company has elected to amortize risk contract intangible assets over an 11‑year period and non-competition agreement intangible assets over a 5‑year period. We review the recoverability of long-lived intangible assets whenever events or changes in circumstances indicate the carrying amount of such assets may not be recoverable.

Identifiable Intangible Assets

The following table summarizes the gross carrying amounts and accumulated amortization of identifiable intangible assets by major class:

	Gross Carrying	Accumulated		Weighted Average
	Amount	Amortization	Net Book Value	Amortization Period (years)
March 31, 2021
Risk Contracts	$8,174,299	$(867,318)	$7,306,981	11
Non-compete agreements	1,319,883	(303,404)	1,016,479	5
Total	$9,494,182	$(1,170,722)	$8,323,460

	Gross Carrying	Accumulated		Weighted Average
	Amount	Amortization	Net Book Value	Amortization Period (years)
December 31, 2020
Risk Contracts	$8,174,299	$(681,538)	$7,492,761	11
Non-compete agreements	1,319,883	(237,409)	1,082,474	5
Total	$9,494,182	$(918,947)	$8,575,235

The estimated amortization expense related to the fair value of acquired intangible assets for the remainder of 2021 and each of the succeeding five years is:

Amount
Remainder of 2021	$755,321
2022	1,007,095
2023	998,291
2024	944,368
2025	841,215
2026	743,118
$5,289,408

Goodwill and Intangible Assets

Goodwill, which represents the excess of cost over the fair value of net assets acquired, amounted to $10,067,730 and $5,577,030 at December 31, 2020 and 2019, respectively. Pursuant to ASC 350, “Intangibles — Goodwill and Other,” we review goodwill annually in the 4th quarter or whenever significant events or changes indicate the possibility of impairment. For purposes of the annual goodwill impairment assessment, the Company has identified a single reporting unit. The most recently completed impairment test of  goodwill was performed in the fourth quarter of  2020, and it was determined that no impairment existed.

The following table displays a roll-forward of the carrying amount of goodwill by subsidiary from December 31, 2018 to December 31, 2020:

						Total
	Hiahleah	Coral Way	Tamarac	Havana 1	Havana 2	Company
Balances as of December 31, 2018	$186,150	$322,998	$—	$—	$—	509,148
Goodwill Acquired	—	—	5,067,882			5,067,882
Impairment Losses	—	—	—			—
Balances as of December 31, 2019	186,150	322,998	5,067,882	—	—	5,577,030
Goodwill Acquired	—	—	—	1,570,700	2,920,000	4,490,700
Impairment Losses	—	—	—	—	—	—
Balances as of December 31, 2020	$186,150	$322,998	$5,067,882	$1,570,700	$2,920,000	$10,067,730

Identifiable intangible assets with a finite useful life are amortized over their useful lives. The Company has elected to amortize risk contract intangible assets over an 11‑year period and non-competition agreement intangible assets over a 5‑year period. Net intangible assets, subject to amortization, amounted to $8,575,235 and $5,043,021 at December 31, 2020 and 2019, respectively. We review the recoverability of long-lived intangible assets whenever events or changes in circumstances indicate the carrying amount of such assets may not be recoverable.

Amortization expense for intangible assets totaled $642,786 and $243,344 for the years ended December 31, 2020 and 2019, respectively. Expected annual amortization expense for these assets over the next five years and thereafter is as follows:

Year ending December 31	Amount
2021	1,007,095
2022	1,007,095
2023	998,291
2024	944,368
2025	841,215
thereafter	3,777,171
$8,575,235

The following table displays a summary of identified intangible assets by asset type from December 31, 2018 to December 31, 2020:

	Risk	Non-competition	Total
	Contracts	Agreements	Intangible Assets
Balances as of December 31, 2018	$395,287	$61,078	$456,365
Intangible Assets Acquired	4,180,000	650,000	4,830,000
Less Amortization Expense	(180,617)	(62,727)	(243,344)
Balances as of December 31, 2019	4,394,670	648,351	5,043,021
Intangible Assets Acquired	3,575,000	600,000	4,175,000
Less Amortization Expense	(476,905)	(165,881)	(642,786)
Balances as of December 31, 2020	$7,492,765	$1,082,470	$8,575,235

Property and Equipment

Property and Equipment

Property and equipment is recorded at cost. Maintenance and repairs are charged to expense as incurred. Depreciation is provided over the estimated useful life of each class of depreciable asset and is computed on the straight-line method. Leasehold improvements are depreciated over the lesser of the length of the related lease plus any renewal options or the estimated life of the asset.

A summary of estimated useful lives is as follows:

Leasehold Improvements	15 to 39 Years
Furniture and Equipment	5 to 7 Years
Vehicles	5 Years
Software	3 Years

Property and Equipment

Property and equipment is recorded at cost. Maintenance and repairs are charged to expense as incurred. Depreciation is provided over the estimated useful life of each class of depreciable asset and is computed on the straight-line method. Leasehold improvements are depreciated over the lesser of the length of the related lease plus any renewal options or the estimated life of the asset.

A summary of estimated useful lives is as follows:

Leasehold Improvements	15 to 39 Years
Furniture and Equipment	5 to 7 Years
Vehicles	5 Years
Software	3 Years

Income Taxes

Income Taxes

All entities of the Company are organized as limited liability companies, or LLCs. As a result, the federal and state income tax consequences of the Company’s operations are the direct responsibility of the unitholders. We record uncertain tax positions on the basis of the two-step process in ASC 740 in which we 1) determine whether it is more likely than not that the tax position will be sustained on the basis of the merits of the position and 2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Income Taxes

All entities of the Company are organized as limited liability companies, or LLCs. As a result, the federal and state income tax consequences of the Company’s operations are the direct responsibility of the unitholders. We record uncertain tax positions on the basis of the two-step process in ASC 740 in which we 1) determine whether it is more likely than not that the tax position will be sustained on the basis of the merits of the position and 2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Advertising and Promotional Costs

Advertising and Promotional Costs

The Company expenses advertising and promotional costs when incurred. Advertising and promotional expenses were approximately $476,000 and $631,000 for the years ended December 31, 2020 and 2019, respectively.

Medical Expenses

Medical Expenses

Medical expenses include capitation payments and fee for service claims paid, claims in process and pending, and an estimate of unreported claims and charges by physicians, hospitals, and other health care providers for services rendered to enrollees during the period. Changes to prior-period estimates of medical expenses are reflected in the current period.

Medical Expenses

Medical expenses include capitation payments and fee for service claims paid, claims in process and pending, and an estimate of unreported claims and charges by physicians, hospitals, and other health care providers for services rendered to enrollees during the period. Changes to prior-period estimates of medical expenses are reflected in the current period.

Reclassifications

Reclassifications

Certain prior year amounts have been reclassified for consistency with the current year presentation. The presentation of administrative fees associated with the Company’s capitated revenue previously presented as a component Selling, General and Administrative Expenses in the prior year financial statements has been reclassified to conform to the current year presentation as a reduction of capitated revenue. This reclassification had no effect on the reported results of operations, balance sheets or statements of cash flows.

	Three months ended March 31, 2020
	As Reported	Revised
Capitated Revenue	$29,124,807	$25,041,525
Selling, General and Administrative Expenses	$9,607,533	$5,524,251

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In October 2018, the FASB issued ASU 2018-17, Consolidation — Targeted Improvements to Related Party Guidance for Variable Interest Entities (Topic 810) (“ASU 2018-17”). ASU 2018-17 eliminates the requirement that entities consider indirect interests held through related parties under common control in their entirety when assessing whether a decision-making fee is a variable interest. Instead, the reporting entity will consider such indirect interests on a proportionate basis. ASU 2018-17 is effective for a public company for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. All entities are required to apply the adjustments in ASU 2018-17 retrospectively with a cumulative-effect adjustment to members’ equity at the beginning of the earliest period presented. Early adoption is permitted. The Company adopted the standard on January 1, 2021 with no material effect on its combined financial statements and related disclosures.

In August 2018, the FASB issued ASC 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure for Fair Value Measurement (“ASU 2018‑13”), which modifies  the disclosure requirements for fair value measurements. ASU 2018‑13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, with partial early adoption permitted for eliminated disclosures. The method of adoption varies by the disclosure. The Company adopted the new guidance on January 1, 2020, noting no impact on its combined financial statements and related disclosures.

Recently Adopted Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board issued Accounting Standards Update (ASU) 2014‑09, Revenue from Contracts with Customers (Topic 606) (ASU 2014‑09). ASU 2014‑09’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the organization expects to be entitled in exchange for those goods or services. ASU 2014‑09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company early adopted ASU 2014‑09 on January 1, 2018 as described herein.

ASU 2014‑09 requires entities to exercise more judgment and recognize revenue using a five-step process. The Company adopted ASU 2014‑09 using the modified retrospective method for all contracts effective January 1, 2018 and is applied individually to managed care contracts as explained in Note 3, and using a portfolio approach to group contracts with similar characteristics and analyze historical cash collections trends for other revenue sources. Modified retrospective adoption requires entities to apply the standard retrospectively to the most current period presented in the combined financial statements, requiring the cumulative effect of the retrospective application as an adjustment to the opening balance of members’ equity at the date of initial application. Prior periods have not been adjusted and no cumulative-effect adjustment in members’ equity was recorded. The impact of adopting ASU 2014‑09 did not have a significant impact on the Company’s combined balance sheet or combined statement of income.

The Company evaluated the nature, amount, timing and uncertainty of  revenue and cash flows using the five-step process provided within ASU 2014‑09. Revenue is primarily derived through capitated premium revenue under the payor agreement described herein.

In January 2017, the FASB issued ASU 2017‑01, Business Combinations, Clarifying the Definition of a Business to address acquisitions of assets being accounted for as acquisitions of businesses by acquirers.

A screen of the elements of a business was presented to aid in the determination of what constitutes a business. This ASU is effective for public business entities in annual periods beginning after December 15, 2017 including interim periods within those periods. We adopted the ASU on January 1, 2018.

In August 2018, the FASB issued ASC 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure for Fair Value Measurement (“ASU 2018‑13”), which modifies  the disclosure requirements for fair value measurements. ASU 2018‑13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, with partial early adoption permitted for eliminated disclosures. The method of adoption varies by the disclosure. The Company adopted the new guidance on January 1, 2020, noting no impact on its combined financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017‑04, Simplifying the Test for Goodwill Impairment to eliminate Step 2 of the goodwill impairment test requiring procedures to determine the fair value of a reporting unit and assigning it to all of its assets and liabilities, which was time consuming and costly. The ASU is effective for public business entities in fiscal years beginning after December 15, 2019. We adopted the ASU on January 1, 2020 with no impact to our financial statements.

In March 2020, the FASB issued ASU 2020‑04, Reference Rate Reform in response to concerns about structural risks of interbank offering rates. The amendments apply to contracts, hedging relationships and other transactions that reference LIBOR or other reference rate expected to be discontinued. Because of reference rate reform, modifications of contracts within the scope of  Topics 310, Receivables and 470, Debt should be accounted for prospectively by adjusting the effective interest. Amendments in the update are effective for all entities as of March 12, 2020 through December 31, 2022. The Company has elected to apply the amendments for any contract modifications that are received for Topic 470, Debt, prospectively, effective with the interim period which begins January 1, 2020. The Company has not received any contract modifications and therefore has incurred no changes to its financial statements.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU 2016‑02, Leases (“ASU 2016‑02”), which amends the accounting for leases, requiring lessees to recognize most leases on their balance sheet with a right-of-use asset and a lease liability. Leases will be classified as either finance or operating leases, which will impact the expense recognition of such leases over the lease term. ASU 2016‑02 also modifies the lease classification criteria for lessors and eliminates some of the real estate leasing guidance previously applied for certain leasing transactions. In June 2020, the FASB issued ASU 2020‑05 that deferred the required effective date for non- issuers to fiscal years beginning after December 15, 2021 and to interim periods within fiscal years beginning after December 15, 2022. The Company will therefore adopt ASU 2016‑02 on January 1, 2022. Because of the number of leases the Company utilizes to support its operations, the adoption of ASU 2016‑02 is expected to have a significant impact on the Company’s combined financial position and results of operations. Management is currently evaluating the extent of this anticipated impact on the Company’s combined financial statements, including quantitative and qualitative factors, as well as any changes to its leasing strategy that may be needed.

In June 2016, the FASB issued ASU 2016‑13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016‑13”). ASU 2016‑13 introduces a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. The guidance is effective for us beginning January 1, 2022. The new current expected credit losses (CECL) model generally calls for the immediate recognition of all expected credit losses and applies to loans, accounts and trade receivables as well as other financial assets measured at amortized cost, loan commitments and off-balance sheet credit exposures, debt securities and other financial assets measured at fair value through other comprehensive income, and beneficial interests in securitized financial assets. The new guidance replaces the current incurred loss model for measuring expected credit losses, requires expected losses on available for sale debt securities to be recognized through an allowance for credit losses rather than as reductions in the amortized cost of the securities, and provides for additional disclosure requirements. The Company plans to adopt this standard on January 1, 2022 and does not believe adoption will have a material effect on its combined financial statements.

Recent Accounting Pronouncements Not Yet Adopted

In January 2020, the FASB issued ASU 2020‑01, Investments  — Equity Securities (Topic 321), Investments  — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)  — Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (“ASU 2020‑01”). ASU 2020‑01 clarifies the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The guidance is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact the adoption of ASU 2020‑01 will have on its combined financial statements.

We do not expect that any other recently issued accounting guidance will have a significant effect on our combined financial statements.

Recent Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU 2016‑02, Leases (“ASU 2016‑02”), which amends the accounting for leases, requiring lessees to recognize most leases on their balance sheet with a right-of-use asset and a lease liability. Leases will be classified as either finance or operating leases, which will impact the expense recognition of such leases over the lease term. ASU 2016‑02 also modifies the lease classification criteria for lessors and eliminates some of the real estate leasing guidance previously applied for certain leasing transactions. In June 2020, the FASB issued ASU 2020‑05 that deferred the required effective date for non- issuers to fiscal years beginning after December 15, 2021 and to interim periods within fiscal years beginning after December 15, 2022. The Company will therefore adopt ASU 2016‑02 on January 1, 2022. Because of the number of leases the Company utilizes to support its operations, the adoption of ASU 2016‑02 is expected to have a significant impact on the Company’s combined financial position and results of operations. Management is currently evaluating the extent of this anticipated impact on the Company’s combined financial statements, including quantitative and qualitative factors, as well as any changes to its leasing strategy that may be needed.

In October 2018, the FASB issued ASU 2018‑17, Consolidation — Targeted Improvements to Related Party Guidance for Variable Interest Entities (Topic 810) (“ASU 2018‑17”). ASU 2018‑17 eliminates the requirement that entities consider indirect interests held through related parties under common control in their entirety when assessing whether a decision-making fee is a variable interest. Instead, the reporting entity will consider such indirect interests on a proportionate basis. ASU 2018‑17 is effective for a public company for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. All entities are required to apply the adjustments in ASU 2018‑17 retrospectively with a cumulative-effect adjustment to members’ equity at the beginning of the earliest period presented. Early adoption is permitted. The Company is currently evaluating the impact ASU 2018‑17 will have on its combined financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016‑13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016‑13”). ASU 2016‑13 introduces a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. The guidance is effective for us beginning January 1, 2022. The new current expected credit losses (CECL) model generally calls for the immediate recognition of all expected credit losses and applies to loans, accounts and trade receivables as well as other financial assets measured at amortized cost, loan commitments and off-balance sheet credit exposures, debt securities and other financial assets measured at fair value through other comprehensive income, and beneficial interests in securitized financial assets. The new guidance replaces the current incurred loss model for measuring expected credit losses, requires expected losses on available for sale debt securities to be recognized through an allowance for credit losses rather than as reductions in the amortized cost of the securities, and provides for additional disclosure requirements. The Company plans to adopt this standard on January 1, 2023 and does not believe adoption will have a material effect on its combined financial statements.

Recent Accounting Pronouncements Not Yet Adopted

In January 2020, the FASB issued ASU 2020‑01, Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) — Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (“ASU 2020‑01”). ASU 2020‑01 clarifies the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The guidance is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact the adoption of ASU 2020‑01 will have on its combined financial statements.

We do not expect that any other recently issued accounting guidance will have a significant effect on our combined financial statements.